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Foresight Value Fund

Finance Your Future With Foresight TM

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            Welcome to Foresight Value Fund!

            The Foresight Value Fund is a no-load fund that seeks to achieve long-term capital appreciation, while limiting the risk of a permanent loss of capital, by investing in equity securities of companies that are believed to be safe and selling below their intrinsic value.

            About Us

            Learn more about the Fund including its investment philosophy, the risks of investing, Fund fees and expenses, and the Fund's organization and management.

            Invest

            Learn how to purchase Fund shares. Order an Investment Package which includes the Fund Prospectus and an account application.

            Fund Facts

            Check the Fund's current net asset value (share price) and the latest Fund performance metrics. See the Fund's 10 largest portfolio holdings, asset allocations and other portfolio characteristics as of the latest quarter.

            Literature

            Download the Fund Prospectus, an account application and other Fund information. Browse a recommended reading list for value investors.



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      This site does not constitute an offer to sell or a solicitation of an offer to buy shares of the Fund in any jurisdiction in which such offer, solicitation, purchase or sale would be unlawful. Investors should carefully consider the investment objective, risks, fees and expenses of the Fund before investing. The Fund's Prospectus contains this and other information concerning the Fund and should be carefully read prior to investing. A copy of the Prospectus can be downloaded from this site or obtained by calling the Fund at 1-877-FSV-FUND (378-3863). Foresight Asset Management, LLC is a registered investment adviser. Foresight Value Fund shares are not FDIC insured, are not guaranteed and may lose value. Copyright 2006 Foresight Asset Management, LLC. All Rights Reserved.

<FAQs Page>

Foresight Value Fund

Finance Your Future With Foresight

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            Frequently Asked Questions

            We have provided answers below to some common questions that investors have concerning the Foresight Value Fund. If you have further questions concerning the Fund, investing in general, or if you just wanted to tell us how much you enjoy our site (or not), please feel free to contact us.

            1. What is meant by "inception date" and when was the Fund's inception date?

            An "inception date" is the date that a fund's registration becomes effective with the Securities and Exchange Commission and is the date that the fund commenced operations. The Foresight Value Fund's inception date was January 15, 2004.

            2. Will the Fund pay dividends on my investment?

            The Fund expects to distribute to shareholders substantially all of its net investment income (dividends and interest the Fund earns on its investments, after subtracting expenses) and realized capital gains (proceeds from the sales of securities minus their cost) annually, usually in late December. Shareholders have the option of either receiving these distributions in cash, or having the proceeds reinvested in the Fund. The Fund will mail shareholders information stating the amount and type of all distributions for the year shortly after December 31 of that year.

            3. What is a "no-load" fund?

            Some funds charge fees, or loads, which are usually calculated as a percentage of the amount invested, either when purchasing or selling an investment in the fund. The Foresight Value Fund is a "no-load" fund, as we do not levy these purchase or sales fees, with the exception of a redemption fee charged if shares are sold within 30 days of their purchase (see following question).

            4. Why is there a redemption fee?

            As the Fund is intended for long-term investors, a redemption fee of 2.00% will be deducted from proceeds of shares redeemed within 30 days of their purchase. This policy was implemented in order to discourage short-term traders and market timers who can disrupt the Fund's investment strategy and generate additional transaction costs to long-term Fund shareholders by frequently trading into and out of the Fund.

            5. Is there a minimum investment requirement?

            There is a minimum initial investment of $1000, and a minimum of $100 for all subsequent investments into established accounts.

            6. How do I make additional investments into an established account?

            Additional investments are sent to the same address as initial investments. Be sure to include your name, address and account number, along with payment (or wire transfer). Quarterly account statements include a detachable form at the bottom of the statement for making additional investments.

            7. Where can I find the latest Fund share price and the current value of my investment?

            The Fund's net asset value (NAV) per share (share price) can be obtained from the Price & Performance page on this site or by visiting other investing sites such as Morningstar. The current value of your investment will be included with your quarterly account statement or can be obtained by accessing your account on this site.



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      This site does not constitute an offer to sell or a solicitation of an offer to buy shares of the Fund in any jurisdiction in which such offer, solicitation, purchase or sale would be unlawful. Investors should carefully consider the investment objective, risks, fees and expenses of the Fund before investing. The Fund's Prospectus contains this and other information concerning the Fund and should be carefully read prior to investing. A copy of the Prospectus can be downloaded from this site or obtained by calling the Fund at 1-877-FSV-FUND (378-3863). Foresight Asset Management, LLC is a registered investment adviser. Foresight Value Fund shares are not FDIC insured, are not guaranteed and may lose value. Copyright 2006 Foresight Asset Management, LLC. All Rights Reserved.

<Contact Us Page>

Foresight Value Fund

Finance Your Future With Foresight TM

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[ FAQs ] [ Access Your Account ]

            Contact Us

            Please use the form below to send us questions or comments concerning the Fund or investing in general. If you would like a reply, please include a return e-mail address.

                  Your email address:
                  Please re-enter your email address:
                  Subject:
                  Message:





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      This site does not constitute an offer to sell or a solicitation of an offer to buy shares of the Fund in any jurisdiction in which such offer, solicitation, purchase or sale would be unlawful. Investors should carefully consider the investment objective, risks, fees and expenses of the Fund before investing. The Fund's Prospectus contains this and other information concerning the Fund and should be carefully read prior to investing. A copy of the Prospectus can be downloaded from this site or obtained by calling the Fund at 1-877-FSV-FUND (378-3863). Foresight Asset Management, LLC is a registered investment adviser. Foresight Value Fund shares are not FDIC insured, are not guaranteed and may lose value. Copyright 2006 Foresight Asset Management, LLC. All Rights Reserved.

<Access Your Account Page>

Foresight Value Fund

Finance Your Future With Foresight TM

[ Home ] [ About Us ] [ Invest ] [ Fund Facts ] [ Literature ]

[ FAQs ] [ Contact Us ]

            Access Your Account

            To access your Foresight Value Fund account, please enter your account number and the last four digits of your social security or taxpayer identification number in the form below. For joint accounts, use the primary account holder's social security number. For custodial accounts, use the custodian's social security number.

                  Your account number:
                  Last four digits of your SS or taxpayer ID number:




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      This site does not constitute an offer to sell or a solicitation of an offer to buy shares of the Fund in any jurisdiction in which such offer, solicitation, purchase or sale would be unlawful. Investors should carefully consider the investment objective, risks, fees and expenses of the Fund before investing. The Fund's Prospectus contains this and other information concerning the Fund and should be carefully read prior to investing. A copy of the Prospectus can be downloaded from this site or obtained by calling the Fund at 1-877-FSV-FUND (378-3863). Foresight Asset Management, LLC is a registered investment adviser. Foresight Value Fund shares are not FDIC insured, are not guaranteed and may lose value. Copyright 2006 Foresight Asset Management, LLC. All Rights Reserved.

<About Us Page>

Foresight Value Fund

Finance Your Future With Foresight TM

[ Home ] [ About Us ] [ Invest ] [ Fund Facts ] [ Literature ]

[ Investment Philosophy ] [ Risks of Investing ]

[ Fees and Expenses ] [ Fund Management ]


            Investment Philosophy

            Learn about Foresight Value Fund's investment philosophy and our strategies for achieving our investment objective of long-term capital appreciation, while limiting the risk of a permanent loss of capital.

            Risks of Investing

            There are certain risks associated with investing in the Fund. Learn more about these risks and whether an investment in the Fund would be suitable for you.

            Fees and Expenses

            The Fund is a no-load fund and therefore buyers and sellers of Fund shares do not incur sales charges (loads). See what fees and expenses you may pay if you buy and hold shares of the Fund.

            Fund Management

            Meet the Fund's portfolio manager, Michael M. Bissell, CFA, and learn about the Fund's investment adviser, Foresight Asset Management, LLC.



      [ Home ] [ About Us ] [ Invest ] [ Fund Facts ] [ Literature ]



      This site does not constitute an offer to sell or a solicitation of an offer to buy shares of the Fund in any jurisdiction in which such offer, solicitation, purchase or sale would be unlawful. Investors should carefully consider the investment objective, risks, fees and expenses of the Fund before investing. The Fund's Prospectus contains this and other information concerning the Fund and should be carefully read prior to investing. A copy of the Prospectus can be downloaded from this site or obtained by calling the Fund at 1-877-FSV-FUND (378-3863). Foresight Asset Management, LLC is a registered investment adviser. Foresight Value Fund shares are not FDIC insured, are not guaranteed and may lose value. Copyright 2006 Foresight Asset Management, LLC. All Rights Reserved.

<Investment Philosophy Page>

Foresight Value Fund

Finance Your Future With Foresight TM

[ Home ] [ About Us ] [ Invest ] [ Fund Facts ] [ Literature ]

[ Risks of Investing ] [ Fees and Expenses ] [ Fund Management ]


            Investment Philosophy

            The Foresight Value Fund seeks to achieve its investment objective of long-term appreciation of invested capital, while limiting the risk of a permanent loss of capital, by principally investing in the common stock of companies we believe to be safe and undervalued. We consider a company to be a safe investment if it is either debt free or we believe it has sufficient resources to adequately fund its debt. We consider a company to be undervalued when its stock trades at prices that value the company significantly less than what we believe to be its intrinsic or underlying business value. The intrinsic value of a company is the greater of either its value as a going concern, or the value that would be realized if operations were terminated and all assets sold.

            The conventional definition of "value" investing is buying stocks of companies identified as being undervalued based on absolute or relative value measures, such as low ratios of stock price to earnings or book value, as opposed to "growth" investing, where companies with high earnings growth rates are favored. We do not acknowledge this dichotomy between "value" and "growth", understanding that growth is a necessary component used in determining the intrinsic value of a company as a going concern.

            At any given time the Fund expects to typically own the common stock of fifteen to thirty companies. It is our belief that a focused portfolio of securities representing our best ideas is preferable to a portfolio of hundreds of securities, where less esteemed stocks are purchased solely to diversify the portfolio to the detriment of long-term performance. Our ten largest portfolio holdings are updated quarterly on this site.

            We don't just espouse the benefits of our investment philosophy, we back up our words with action. Fund management has a significant percentage of their personal net worth invested in the Fund. We eat our own cooking!

            To learn more about the basis for our investing philosophy and other topics of potential interest to investors, check out our Recommended Reading page!



      [ Home ] [ About Us ] [ Invest ] [ Fund Facts ] [ Literature ]



      This site does not constitute an offer to sell or a solicitation of an offer to buy shares of the Fund in any jurisdiction in which such offer, solicitation, purchase or sale would be unlawful. Investors should carefully consider the investment objective, risks, fees and expenses of the Fund before investing. The Fund's Prospectus contains this and other information concerning the Fund and should be carefully read prior to investing. A copy of the Prospectus can be downloaded from this site or obtained by calling the Fund at 1-877-FSV-FUND (378-3863). Foresight Asset Management, LLC is a registered investment adviser. Foresight Value Fund shares are not FDIC insured, are not guaranteed and may lose value. Copyright 2006 Foresight Asset Management, LLC. All Rights Reserved.

<Risks of Investing Page>

Foresight Value Fund

Finance Your Future With Foresight TM

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[ Investment Philosophy ] [ Fees and Expenses ] [ Fund Management ]


            Risks of Investing in the Fund

            There are certain risks associated with investing in the Fund. Common to these risks is the possibility that the Fund's share price may decline, so when you sell your shares you may lose money. The principal risks are as follows:

                  As with all equity funds, the Fund's share price may decline in value due to a decline in the overall stock market, weakness in a particular industry or events that adversely affect a specific company in which the Fund owns stock. A decline in a single holding will have a greater impact on the overall value of the Fund than it would if the Fund were more diversified, that is, if it held a greater number of securities.


                  There is the possibility that a security the Fund holds and believes to be undervalued may not have its intrinsic value recognized by the market for long periods of time, or the Fund may have been mistaken in its intrinsic value analysis. In either case, the Fund might not perform as well as certain market indices or other funds, particularly when performance is measured over short time intervals.


                  Finally, as is the case for any mutual fund, the Fund may not succeed in achieving its investment objective.




      [ Home ] [ About Us ] [ Invest ] [ Fund Facts ] [ Literature ]



      This site does not constitute an offer to sell or a solicitation of an offer to buy shares of the Fund in any jurisdiction in which such offer, solicitation, purchase or sale would be unlawful. Investors should carefully consider the investment objective, risks, fees and expenses of the Fund before investing. The Fund's Prospectus contains this and other information concerning the Fund and should be carefully read prior to investing. A copy of the Prospectus can be downloaded from this site or obtained by calling the Fund at 1-877-FSV-FUND (378-3863). Foresight Asset Management, LLC is a registered investment adviser. Foresight Value Fund shares are not FDIC insured, are not guaranteed and may lose value. Copyright 2006 Foresight Asset Management, LLC. All Rights Reserved.

<Fees and Expenses Page>

Foresight Value Fund

Finance Your Future With Foresight TM

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            Fund Fees and Expenses

            The Fund is a no-load fund and therefore buyers and sellers of Fund shares do not incur sales charges (loads). The following table lists the costs that you may pay if you buy and hold shares of the Fund:

                  Shareholder Fees (fees paid directly from your investment)

                  Maximum Sales Charge (Load) Imposed on Purchases         None
                  Maximum Sales Charge Imposed on Reinvested Dividends     None
                  Maximum Deferred Sales Charge                            None
                  Redemption Fee (Note 1)                                  2.00%

                  Annual Fund Operating Expenses (expenses that are deducted from your Fund assets)

                  Management Fees                                          1.00%
                  Distribution (12b-1) Fees                                None
                  Other Expenses (Previous year ending 12/31)              1.42%
                  Total Annual Fund Operating Expenses                     2.42%
                  Fee Waiver and/or Expense Reimbursement (Note 2)         1.17%
                  Net Annual Fund Operating Expenses                       1.25%

            Note 1: In order to discourage short-term trading and market timing, which can increase Fund costs, a redemption fee of 2.00% will be charged to shareholders who redeem their shares within 30 days of their purchase.

            Note 2: The Fund Adviser has contractually agreed to waive all or a portion of its fee and, to the extent necessary, reimburse Fund expenses in order to limit the total Fund operating expenses to 1.25% of the Fund's average daily net assets.



      [ Home ] [ About Us ] [ Invest ] [ Fund Facts ] [ Literature ]



      This site does not constitute an offer to sell or a solicitation of an offer to buy shares of the Fund in any jurisdiction in which such offer, solicitation, purchase or sale would be unlawful. Investors should carefully consider the investment objective, risks, fees and expenses of the Fund before investing. The Fund's Prospectus contains this and other information concerning the Fund and should be carefully read prior to investing. A copy of the Prospectus can be downloaded from this site or obtained by calling the Fund at 1-877-FSV-FUND (378-3863). Foresight Asset Management, LLC is a registered investment adviser. Foresight Value Fund shares are not FDIC insured, are not guaranteed and may lose value. Copyright 2006 Foresight Asset Management, LLC. All Rights Reserved.

<Fund Management Page>

Foresight Value Fund

Finance Your Future With Foresight TM

[ Home ] [ About Us ] [ Invest ] [ Fund Facts ] [ Literature ]

[ Investment Philosophy ] [ Risks of Investing ] [ Fees and Expenses ]


            Fund Management

            The Fund's investment adviser is Foresight Asset Management, LLC. The Adviser furnishes advice and recommendations with respect to the Fund's portfolio of securities and investments and serves as the Fund's transfer agent and administrator. The Adviser has managed private wealth since its formation on December 31, 1999 until assuming advisory duties for the Fund on January 15, 2004, the Fund's inception date.

            Michael M. Bissell, CFA, serves as portfolio manager for the Fund, responsible for the day-to-day management of the Fund's portfolio. Mr. Bissell is also President and Chairman of the Board of Directors for Foresight Funds, Inc. and sole member of Foresight Asset Management, LLC. Mr. Bissell has over twenty years of investment experience managing his family's equity investment portfolios and as portfolio manager of the Fund since its inception. Mr. Bissell received a B.S. in engineering from the Massachusetts Institute of Technology and an MBA from the University of Houston. He is a registered Professional Engineer (PE), member of the CFA Institute and a Chartered Financial Analyst (CFA) charter holder.



      [ Home ] [ About Us ] [ Invest ] [ Fund Facts ] [ Literature ]



      This site does not constitute an offer to sell or a solicitation of an offer to buy shares of the Fund in any jurisdiction in which such offer, solicitation, purchase or sale would be unlawful. Investors should carefully consider the investment objective, risks, fees and expenses of the Fund before investing. The Fund's Prospectus contains this and other information concerning the Fund and should be carefully read prior to investing. A copy of the Prospectus can be downloaded from this site or obtained by calling the Fund at 1-877-FSV-FUND (378-3863). Foresight Asset Management, LLC is a registered investment adviser. Foresight Value Fund shares are not FDIC insured, are not guaranteed and may lose value. Copyright 2006 Foresight Asset Management, LLC. All Rights Reserved.

<Invest Page>

Foresight Value Fund

Finance Your Future With Foresight TM

[ Home ] [ About Us ] [ Invest ] [ Fund Facts ] [ Literature ]

[ Investment Package ] [ Purchasing Fund Shares ] [Pricing of Fund Shares ]

            Investing in the Foresight Value Fund

            Prospective investors should read the Fund Prospectus and carefully consider their investment goals, their time frame for achieving those goals and their tolerance for risk before investing in the Fund. The Prospectus contains important information for investors on the following topics:

                  Fund Fees and Expenses
                  Investment Strategies and Risks
                  Management of the Fund
                  Pricing of Fund Shares
                  Purchase and Redemption of Fund Shares
                  Dividends, Distributions and Taxes
                  Fund Financial Highlights

            The Prospectus and an account application can be obtained online by ordering our Investment Package or, if you prefer, these documents may be downloaded from this site. You may also call the Fund at our toll-free number, 1-877-FSV-FUND (378-3863), and request an Investment Package.

            Purchasing Fund Shares

            Information for prospective investors and instructions for purchasing shares in the Foresight Value Fund.

            Pricing of Fund Shares

            How the Fund determines what price you will pay when purchasing shares in the Foresight Value Fund.



      [ Home ] [ About Us ] [ Invest ] [ Fund Facts ] [ Literature ]



      This site does not constitute an offer to sell or a solicitation of an offer to buy shares of the Fund in any jurisdiction in which such offer, solicitation, purchase or sale would be unlawful. Investors should carefully consider the investment objective, risks, fees and expenses of the Fund before investing. The Fund's Prospectus contains this and other information concerning the Fund and should be carefully read prior to investing. A copy of the Prospectus can be downloaded from this site or obtained by calling the Fund at 1-877-FSV-FUND (378-3863). Foresight Asset Management, LLC is a registered investment adviser. Foresight Value Fund shares are not FDIC insured, are not guaranteed and may lose value. Copyright 2006 Foresight Asset Management, LLC. All Rights Reserved.

<Investment Package Page>

Foresight Value Fund

Finance Your Future With Foresight TM

[ Home ] [ About Us ] [ Invest ] [ Fund Facts ] [ Literature ]

[ Purchasing Fund Shares ] [Pricing of Fund Shares ]

            Order an Investment Package

            Please mail me a free Investment Package consisting of a Fund Prospectus and the following account applications:

               General Application
               IRA Application

                    MAILING INFORMATION

                    Name
                    Address
                    Address (cont.)
                    City
                    State/Province
                    Zip/Postal Code
                    Country




  [ Home ] [ About Us ] [ Invest ] [ Fund Facts ] [ Literature ]



      This site does not constitute an offer to sell or a solicitation of an offer to buy shares of the Fund in any jurisdiction in which such offer, solicitation, purchase or sale would be unlawful. Investors should carefully consider the investment objective, risks, fees and expenses of the Fund before investing. The Fund's Prospectus contains this and other information concerning the Fund and should be carefully read prior to investing. A copy of the Prospectus can be downloaded from this site or obtained by calling the Fund at 1-877-FSV-FUND (378-3863). Foresight Asset Management, LLC is a registered investment adviser. Foresight Value Fund shares are not FDIC insured, are not guaranteed and may lose value. Copyright 2006 Foresight Asset Management, LLC. All Rights Reserved.

<Purchasing Fund Shares Page>

Foresight Value Fund

Finance Your Future With Foresight TM

[ Home ] [ About Us ] [ Invest ] [ Fund Facts ] [ Literature ]

[ Investment Package ] [Pricing of Fund Shares ]

            Purchasing Fund Shares

            Making an initial investment in the Foresight Value Fund is a simple three step procedure:

            1. Read the Fund Prospectus

            You should read the Fund Prospectus to learn more about the Fund's investment objectives and methodology, the risks of investing in the Fund and the Fund's management and operations.

            2. Complete an Account Application

            Once you have read the Prospectus and have decided to invest in the Fund, simply complete and sign an account application. The Prospectus and an account application may be obtained by ordering our free Investment Package.

            3. Make Your Initial Investment

            Mail completed account application along with a check or money order for your initial investment to:

            Foresight Funds, Inc.
            1634 Pebble Chase Dr.
            Katy, TX 77450

            The minimum initial investment is $1000. Instructions for making payment of the initial investment by bank wire may be found in the Prospectus.

            If you have any questions concerning the above procedures for investing in the Foresight Value Fund, please call us toll-free at 1-877-FSV-FUND (378-3863).



      [ Home ] [ About Us ] [ Invest ] [ Fund Facts ] [ Literature ]



      This site does not constitute an offer to sell or a solicitation of an offer to buy shares of the Fund in any jurisdiction in which such offer, solicitation, purchase or sale would be unlawful. Investors should carefully consider the investment objective, risks, fees and expenses of the Fund before investing. The Fund's Prospectus contains this and other information concerning the Fund and should be carefully read prior to investing. A copy of the Prospectus can be downloaded from this site or obtained by calling the Fund at 1-877-FSV-FUND (378-3863). Foresight Asset Management, LLC is a registered investment adviser. Foresight Value Fund shares are not FDIC insured, are not guaranteed and may lose value. Copyright 2006 Foresight Asset Management, LLC. All Rights Reserved.

<Pricing of Fund Shares Page>

Foresight Value Fund

Finance Your Future With Foresight TM

[ Home ] [ About Us ] [ Invest ] [ Fund Facts ] [ Literature ]

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            Pricing of Fund Shares

            The net asset value (NAV), or price, of Foresight Value Fund shares is calculated at the close of the New York Stock exchange (normally 4:00 p.m. New York time) each day the Exchange is open for business. The Fund's NAV is calculated by dividing net assets, the balance obtained by summing all assets and subtracting all liabilities, by the number of shares outstanding. Assets, which consist primarily of securities held by the Fund, are valued based on their current day's closing market quotations.

            When purchasing or redeeming Fund shares, the shares are priced at the next NAV calculated subsequent to an order being received in proper form by the Fund. Orders received after 4:00 p.m. New York time or on a day the Exchange is closed, will have their shares priced at the NAV calculated at the close of business on the next day the Exchange is open.

            The most recent NAV for Foresight Value Fund shares can be found on the Price & Performance page.



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      This site does not constitute an offer to sell or a solicitation of an offer to buy shares of the Fund in any jurisdiction in which such offer, solicitation, purchase or sale would be unlawful. Investors should carefully consider the investment objective, risks, fees and expenses of the Fund before investing. The Fund's Prospectus contains this and other information concerning the Fund and should be carefully read prior to investing. A copy of the Prospectus can be downloaded from this site or obtained by calling the Fund at 1-877-FSV-FUND (378-3863). Foresight Asset Management, LLC is a registered investment adviser. Foresight Value Fund shares are not FDIC insured, are not guaranteed and may lose value. Copyright 2006 Foresight Asset Management, LLC. All Rights Reserved.

<Fund Facts Page>

Foresight Value Fund

Finance Your Future With Foresight TM

[ Home ] [ About Us ] [ Invest ] [ Fund Facts ] [ Literature ]

[ Price & Performance ] [ Top 10 Holdings ] [ Asset Allocations ]

            Price & Performance

            Find the most recent net asset value for Foresight Value Fund shares and Fund performance metrics.

            Top 10 Holdings

            A listing of the Fund's top 10 holdings along with other portfolio characteristics.

            Asset Allocations

            See how Fund assets are allocated and industry sector weightings for equity holdings.



      [ Home ] [ About Us ] [ Invest ] [ Fund Facts ] [ Literature ]



      This site does not constitute an offer to sell or a solicitation of an offer to buy shares of the Fund in any jurisdiction in which such offer, solicitation, purchase or sale would be unlawful. Investors should carefully consider the investment objective, risks, fees and expenses of the Fund before investing. The Fund's Prospectus contains this and other information concerning the Fund and should be carefully read prior to investing. A copy of the Prospectus can be downloaded from this site or obtained by calling the Fund at 1-877-FSV-FUND (378-3863). Foresight Asset Management, LLC is a registered investment adviser. Foresight Value Fund shares are not FDIC insured, are not guaranteed and may lose value. Copyright 2006 Foresight Asset Management, LLC. All Rights Reserved.

<Price & Performance Page>

Foresight Value Fund

Finance Your Future With Foresight TM

[ Home ] [ About Us ] [ Invest ] [ Fund Facts ] [ Literature ]

[ Top 10 Holdings ] [ Asset Allocations ]


            Price and Performance
            (as of 10/27/2006)

            Net Asset Value  Daily Change ($) Daily Change (%) YTD Performance
                (Price)

                 $12.31         -$0.10           -0.81%            13.02%

            Performance
            (as of month ended 9/30/2006)

            Performance                   Foresight Value Fund   S&P 500 Index

            Year to Date*                        11.23%              8.53%
            1 Year                                7.83%             10.79%
            3 Year                                  N/A                N/A
            Since Inception (1/15/2004)           9.60%              8.31%

            * Performance figures are annualized except for "Year to Date"

            Past performance does not guarantee future results. Current performance may be lower or higher than the performance quoted. The investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less that their original cost. The Fund holds significantly fewer than the 500 securities represented by the S&P 500 Index, and should therefore be inherently more volatile. A 2% redemption fee will be imposed on shares held for less than 30 days.

            Fund returns include reinvested dividends and distributions, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns of the unmanaged S&P 500 Index include reinvested dividends and distributions.



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      This site does not constitute an offer to sell or a solicitation of an offer to buy shares of the Fund in any jurisdiction in which such offer, solicitation, purchase or sale would be unlawful. Investors should carefully consider the investment objective, risks, fees and expenses of the Fund before investing. The Fund's Prospectus contains this and other information concerning the Fund and should be carefully read prior to investing. A copy of the Prospectus can be downloaded from this site or obtained by calling the Fund at 1-877-FSV-FUND (378-3863). Foresight Asset Management, LLC is a registered investment adviser. Foresight Value Fund shares are not FDIC insured, are not guaranteed and may lose value. Copyright 2006 Foresight Asset Management, LLC. All Rights Reserved.

<Top 10 Holdings Page>

Foresight Value Fund

Finance Your Future With Foresight TM

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[ Price & Performance ] [ Asset Allocations ]


            Top 10 Holdings
            (as of quarter ended  9/30/2006)

                  Company                             Symbol   % Assets

                  Seitel, Inc.                         SELA      9.36%
                  UnumProvident Corp.                   UNM      6.26%
                  Pfizer, Inc.                          PFE      6.10%
                  Aegon NV ADR                          AEG      6.06%
                  El Paso Corporation                    EP      5.87%
                  Technitrol, Inc.                      TNL      4.82%
                  IDT Corp. CL B                        IDT      4.65%
                  Whiting Petroleum Corp.               WLL      4.31%
                  Mellon Financial Corp.                MEL      4.20%
                  Consolidated-Tomoka Land Co.          CTO      4.14%

                  % Assets in Top 10 Holdings                   55.77%

                  Total Number of Holdings in Portfolio            23

                  Average Market Cap of Portfolio ($ billions)     4.9



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      This site does not constitute an offer to sell or a solicitation of an offer to buy shares of the Fund in any jurisdiction in which such offer, solicitation, purchase or sale would be unlawful. Investors should carefully consider the investment objective, risks, fees and expenses of the Fund before investing. The Fund's Prospectus contains this and other information concerning the Fund and should be carefully read prior to investing. A copy of the Prospectus can be downloaded from this site or obtained by calling the Fund at 1-877-FSV-FUND (378-3863). Foresight Asset Management, LLC is a registered investment adviser. Foresight Value Fund shares are not FDIC insured, are not guaranteed and may lose value. Copyright 2006 Foresight Asset Management, LLC. All Rights Reserved.

<Asset Allocations Page>

Foresight Value Fund

Finance Your Future With Foresight TM

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[ Price & Performance ] [ Top 10 Holdings ]


            Asset Allocations and Equity Holdings by Sector
                 (as of quarter ended  9/30/2006)

                  Equity Holdings by Sector     % Assets

                  Basic Materials                22.30%
                  Conglomerates                   0.00%
                  Consumer Goods                 17.40%
                  Financial                      20.66%
                  Healthcare                      9.52%
                  Industrial Goods                3.39%
                  Services                        3.06%
                  Technology                     22.46%
                  Utilities                       0.00%

                  Total Equities                 98.79%
                  Fixed Income Securities         0.00%
                  Cash and Other Assets           1.21%




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      This site does not constitute an offer to sell or a solicitation of an offer to buy shares of the Fund in any jurisdiction in which such offer, solicitation, purchase or sale would be unlawful. Investors should carefully consider the investment objective, risks, fees and expenses of the Fund before investing. The Fund's Prospectus contains this and other information concerning the Fund and should be carefully read prior to investing. A copy of the Prospectus can be downloaded from this site or obtained by calling the Fund at 1-877-FSV-FUND (378-3863). Foresight Asset Management, LLC is a registered investment adviser. Foresight Value Fund shares are not FDIC insured, are not guaranteed and may lose value. Copyright 2006 Foresight Asset Management, LLC. All Rights Reserved.

<Literature Page>

Foresight Value Fund

Finance Your Future With Foresight TM

[ Home ] [ About Us ] [ Invest ] [ Fund Facts ] [ Literature ]

[ Prospectus ] [ Shareholder Reports ] [ Books for Investors ]

            Prospectus

            Download a copy of the Fund's latest Prospectus and an account application.

            Shareholder Reports

            Download the most recent and past annual and semi-annual reports to Fund shareholders.

            Books for Investors

            A recommended reading list of books for value investors. Whether you are new to value investing, or are an experienced investor, there are selections here that may be of interest.



      [ Home ] [ About Us ] [ Invest ] [ Fund Facts ] [ Literature ]



      This site does not constitute an offer to sell or a solicitation of an offer to buy shares of the Fund in any jurisdiction in which such offer, solicitation, purchase or sale would be unlawful. Investors should carefully consider the investment objective, risks, fees and expenses of the Fund before investing. The Fund's Prospectus contains this and other information concerning the Fund and should be carefully read prior to investing. A copy of the Prospectus can be downloaded from this site or obtained by calling the Fund at 1-877-FSV-FUND (378-3863). Foresight Asset Management, LLC is a registered investment adviser. Foresight Value Fund shares are not FDIC insured, are not guaranteed and may lose value. Copyright 2006 Foresight Asset Management, LLC. All Rights Reserved.

<Prospectus Page>

Foresight Value Fund

Finance Your Future With Foresight TM

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[ Shareholder Reports ] [ Books for Investors ]


            Download Prospectus and Account Application

            Prospective investors should read the Fund Prospectus and carefully consider their investment goals, their time frame for achieving those goals and their tolerance for risk before investing in the Fund.

            The application available for download is a General Account Application suitable for individual, joint, gift to minors, trust or corporate accounts. If you would like to open an IRA account, please contact the Fund for an account application.

            Download a PDF copy of the Fund's Prospectus

            Download a PDF copy of the Fund's General Account Application.

            To open and print the prospectus and application, you'll need Acrobat Reader 4.0 or higher, which is available free of charge from Adobe.



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      This site does not constitute an offer to sell or a solicitation of an offer to buy shares of the Fund in any jurisdiction in which such offer, solicitation, purchase or sale would be unlawful. Investors should carefully consider the investment objective, risks, fees and expenses of the Fund before investing. The Fund's Prospectus contains this and other information concerning the Fund and should be carefully read prior to investing. A copy of the Prospectus can be downloaded from this site or obtained by calling the Fund at 1-877-FSV-FUND (378-3863). Foresight Asset Management, LLC is a registered investment adviser. Foresight Value Fund shares are not FDIC insured, are not guaranteed and may lose value. Copyright 2006 Foresight Asset Management, LLC. All Rights Reserved.

<Shareholder Reports Page>

Foresight Value Fund

Finance Your Future With Foresight TM

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[ Prospectus ] [ Books for Investors ]


            Download Shareholder Reports

            Annual and semi-annual shareholder reports include letters to shareholders from the Fund's Portfolio Manager, Fund performance metrics, Fund financial statements and other information of interest to shareholders. The following Shareholder Reports are available for download:

            June 30, 2004 Semi-Annual Report    December 31, 2004 Annual Report
            June 30, 2005 Semi-Annual Report    December 31, 2005 Annual Report
            June 30, 2006 Semi-Annual Report

            To open and print the Shareholder Reports, you'll need Acrobat Reader 4.0 or higher, which is available free of charge from Adobe.



      [ Home ] [ About Us ] [ Invest ] [ Fund Facts ] [ Literature ]



      This site does not constitute an offer to sell or a solicitation of an offer to buy shares of the Fund in any jurisdiction in which such offer, solicitation, purchase or sale would be unlawful. Investors should carefully consider the investment objective, risks, fees and expenses of the Fund before investing. The Fund's Prospectus contains this and other information concerning the Fund and should be carefully read prior to investing. A copy of the Prospectus can be downloaded from this site or obtained by calling the Fund at 1-877-FSV-FUND (378-3863). Foresight Asset Management, LLC is a registered investment adviser. Foresight Value Fund shares are not FDIC insured, are not guaranteed and may lose value. Copyright 2006 Foresight Asset Management, LLC. All Rights Reserved.

<Books for Investors Page>

Foresight Value Fund

Finance Your Future With Foresight TM

[ Home ] [ About Us ] [ Invest ] [ Fund Facts ] [ Literature ]

[ Prospectus ] [ Shareholder Reports ]

            Books of Interest to Value Investors

            Below are a selection of books that might be of interest to value investors. The topics range from the basics of investing to security analysis.

            The Intelligent Investor

            The classic book on value investing by the Dean himself, Benjamin Graham. Praised by Warren E. Buffet as "the best book on investing every written."

            The Aggressive Conservative Investor

            Third Avenue Value Fund's Martin J. Whitman and Martin Shubik explain the rudiments of "safe and cheap" investing.

            Common Stocks and Uncommon Profits

            Although originally published in 1958, the investment philosophies presented are of value to today's investor.

            You Can Be a Stock Market Genius

            Don't be put off by the title! A great book from Joel
            Greenblatt on how to profit from spin-offs, restructurings and other special events.

            Security Analysis

            Several editions of Ben Graham's classic text on security analysis have been reprinted. This second edition is a favorite of many.

            One Up On Wall Street

            Peter Lynch, former portfolio manager of the Magellan Fund, believes that for the average investor success comes from sticking with what you know.

            Value Investing Today

            Charles Brandes, founder of Brandes Investment Partners,explains his approach to value investing in today's global markets.

            The Warren Buffett Way

            The thinking and philosophy of one of the world's great investors.



      [ Home ] [ About Us ] [ Invest ] [ Fund Facts ] [ Literature ]



      This site does not constitute an offer to sell or a solicitation of an offer to buy shares of the Fund in any jurisdiction in which such offer, solicitation, purchase or sale would be unlawful. Investors should carefully consider the investment objective, risks, fees and expenses of the Fund before investing. The Fund's Prospectus contains this and other information concerning the Fund and should be carefully read prior to investing. A copy of the Prospectus can be downloaded from this site or obtained by calling the Fund at 1-877-FSV-FUND (378-3863). Foresight Asset Management, LLC is a registered investment adviser. Foresight Value Fund shares are not FDIC insured, are not guaranteed and may lose value. Copyright 2006 Foresight Asset Management, LLC. All Rights Reserved.